Income Taxes (Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 310,020	¥ 436,494	¥ 166,158
Foreign subsidiaries	701,628	262,555	85,461
Income before income taxes	1,011,648	699,049	251,619
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	82,081	69,697	49,739
Foreign subsidiaries	84,667	57,988	50,521
Current	166,748	127,685	100,260
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	17,907	29,640	11,478
Foreign subsidiaries	(139,557)	(5,555)	12,320
Deferred	(121,650)	24,085	23,798
Total income tax expense	¥ 45,098	¥ 151,770	¥ 124,058